Summary of Significant Accounting Policies (Details 2) (USD $)	1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Apr. 30, 2015	Apr. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Income Tax Uncertainties
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0
Unrecognized tax benefits, interest on income tax expense	0
Marketing and Advertising Expense
Advertising Expense	$ 90,000	$ 2,000	$ 235,000	$ 0	$ 68,000	$ 7,000
Furniture | Minimum
Property, and Equipment
Estimated Useful Life	5 years
Furniture | Maximum
Property, and Equipment
Estimated Useful Life	7 years
Laboratory equipment
Property, and Equipment
Estimated Useful Life	5 years
Computers and equipment
Property, and Equipment
Estimated Useful Life	3 years
Software
Property, and Equipment
Estimated Useful Life	3 years